(LOGO)
                                FRONTEGRA FUNDS


                                 ANNUAL REPORT

                             Frontegra Growth Fund



                        FRONTEGRA ASSET MANAGEMENT, INC.
                                 --------------
                                 June 30, 1999

(LOGO)
FRONTEGRA FUNDS

TABLE OF CONTENTS

Shareholder Letter                                                          1
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Investment Highlights                                                       4
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Schedule of Investments                                                     5
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Statement of Assets and Liabilities                                         8
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Statements of Operations                                                    9
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Statements of Changes in Net Assets                                        10
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Financial Highlights                                                       11
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Notes to Financial Statements                                              12
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Report of Independent Auditors                                             15
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This report is submitted for the general information of the shareholders of the
Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Fund. The Prospectus includes more complete information about management fees and expenses, investment objectives, risks and operating policies of the Fund. Please read the Prospectus carefully.


(LOGO)
FRONTEGRA FUNDS

DEAR FELLOW SHAREHOLDERS:

This report reflects a shortened fiscal year (November 1, 1998 to June 30, 1999) as we are realigning the Frontegra Growth Fund's (the "Fund") fiscal quarters to calendar quarters. The Fund's fiscal year now ends on June 30 rather than October 31.

Our Fund's abbreviated fiscal year was a very good period for equity investors. The Fund increased by 28.58%, which significantly outperformed the broad market but modestly trailed the gain in the large capitalization growth index.

               Frontegra Growth Fund                       28.58%
               Russell 1000 Large-Cap Growth Index         29.57%
               S&P 500 Large-Cap Index                     25.97%
               S&P Mid-Cap Index                           25.76%
               S&P Small-Cap Index                         18.04%

Your top performers during the shortened fiscal year ending June 30 are the same companies that we discussed at length in the Fund's April report.

               TOP PERFORMERS (11/1/98 - 6/30/99)          RETURN
               --------------------------------------------------
               Nortel Networks                               103%
               Amgen                                          93%
               Liberty Media                                  93%
               First Data                                     84%
               Cendant                                        79%
               Microsoft                                      70%
               Lucent                                         62%
               MCI WorldCom                                   60%
               Tyco International                             60%
               Dayton Hudson                                  55%

SECTOR EXPOSURE VS. MAJOR GROWTH SECTORS
The consistent earnings growth and strong stock performance within the technology and healthcare sectors have resulted in these two areas becoming dominant within our investment universe - as well as within our major performance benchmark. In fact, technology and healthcare stocks now account for over 60% of the Russell 1000 Growth Index. It follows that our ability to provide strong relative performance will be heavily impacted by our stock selection and weighting decisions within these two key growth sectors.

In our April letter we highlighted the Fund's strong performance since the market correction in the fall of 1998. At that time, we were able to take advantage of the market's pullback to purchase various high-quality technology companies at excellent prices. Since that time, our technology holdings have produced returns of 60-90%. This performance significantly outpaced the overall market and was dramatically better than the healthcare sector, which was up only 12% during the same period.

(LOGO)
FRONTEGRA FUNDS

Figure 1 provides a visual representation of the relative performance of technology stocks versus pharmaceutical stocks over the past five years. Note that over the last nine months, the technology sector has significantly outperformed the pharmaceutical sector.

S&P TECHNOLOGY STOCKS VS. S&P PHARMACEUTICAL STOCKS
            RELATIVE PERFORMANCE INDEX

30-Jun-1994               1.00
01-Jul-1994               1.00
05-Jul-1994               0.99
06-Jul-1994               0.98
07-Jul-1994               0.99
08-Jul-1994               0.99
11-Jul-1994               1.01
12-Jul-1994               1.04
13-Jul-1994               1.05
14-Jul-1994               1.04
15-Jul-1994               1.02
18-Jul-1994               1.03
19-Jul-1994               1.02
20-Jul-1994               1.01
21-Jul-1994               1.02
22-Jul-1994               1.03
25-Jul-1994               1.01
26-Jul-1994               1.01
27-Jul-1994               1.02
28-Jul-1994               1.02
29-Jul-1994               1.03
01-Aug-1994               1.04
02-Aug-1994               1.00
03-Aug-1994               1.01
04-Aug-1994               1.00
05-Aug-1994               1.01
08-Aug-1994               1.01
09-Aug-1994               1.01
10-Aug-1994               0.99
11-Aug-1994               1.00
12-Aug-1994               0.99
15-Aug-1994               0.98
16-Aug-1994               0.97
17-Aug-1994               0.97
18-Aug-1994               0.98
19-Aug-1994               0.98
22-Aug-1994               0.97
23-Aug-1994               0.98
24-Aug-1994               0.98
25-Aug-1994               1.00
26-Aug-1994               1.00
29-Aug-1994               1.00
30-Aug-1994               1.01
31-Aug-1994               1.00
01-Sep-1994               0.99
02-Sep-1994               0.99
06-Sep-1994               0.99
07-Sep-1994               1.00
08-Sep-1994               1.00
09-Sep-1994               1.00
12-Sep-1994               0.99
13-Sep-1994               1.00
14-Sep-1994               1.01
15-Sep-1994               1.01
16-Sep-1994               1.02
19-Sep-1994               1.00
20-Sep-1994               1.00
21-Sep-1994               1.00
22-Sep-1994               0.99
23-Sep-1994               0.98
26-Sep-1994               0.98
27-Sep-1994               0.96
28-Sep-1994               0.95
29-Sep-1994               0.96
30-Sep-1994               0.96
03-Oct-1994               0.94
04-Oct-1994               0.94
05-Oct-1994               0.95
06-Oct-1994               0.95
07-Oct-1994               0.96
10-Oct-1994               0.97
11-Oct-1994               0.97
12-Oct-1994               0.97
13-Oct-1994               0.96
14-Oct-1994               0.96
17-Oct-1994               0.96
18-Oct-1994               0.97
19-Oct-1994               0.98
20-Oct-1994               0.98
21-Oct-1994               0.98
24-Oct-1994               0.98
25-Oct-1994               0.99
26-Oct-1994               1.00
27-Oct-1994               0.99
28-Oct-1994               1.00
31-Oct-1994               1.00
01-Nov-1994               1.00
02-Nov-1994               1.00
03-Nov-1994               1.00
04-Nov-1994               0.99
07-Nov-1994               0.98
08-Nov-1994               0.99
09-Nov-1994               0.98
10-Nov-1994               0.96
11-Nov-1994               0.96
14-Nov-1994               0.97
15-Nov-1994               0.98
16-Nov-1994               0.98
17-Nov-1994               0.98
18-Nov-1994               0.98
21-Nov-1994               0.99
22-Nov-1994               0.98
23-Nov-1994               0.98
25-Nov-1994               0.98
28-Nov-1994               0.97
29-Nov-1994               0.97
30-Nov-1994               0.96
01-Dec-1994               0.95
02-Dec-1994               0.96
05-Dec-1994               0.97
06-Dec-1994               0.96
07-Dec-1994               0.96
08-Dec-1994               0.95
09-Dec-1994               0.95
12-Dec-1994               0.95
13-Dec-1994               0.95
14-Dec-1994               0.94
15-Dec-1994               0.95
16-Dec-1994               0.95
19-Dec-1994               0.94
20-Dec-1994               0.94
21-Dec-1994               0.95
22-Dec-1994               0.96
23-Dec-1994               0.95
27-Dec-1994               0.96
28-Dec-1994               0.96
29-Dec-1994               0.98
30-Dec-1994               0.97
03-Jan-1995               0.96
04-Jan-1995               0.97
05-Jan-1995               0.97
06-Jan-1995               0.98
09-Jan-1995               1.00
10-Jan-1995               1.02
11-Jan-1995               1.01
12-Jan-1995               1.03
13-Jan-1995               1.03
16-Jan-1995               1.02
17-Jan-1995               1.02
18-Jan-1995               1.02
19-Jan-1995               1.02
20-Jan-1995               1.00
23-Jan-1995               0.99
24-Jan-1995               1.00
25-Jan-1995               0.98
26-Jan-1995               0.96
27-Jan-1995               0.95
30-Jan-1995               0.93
31-Jan-1995               0.92
01-Feb-1995               0.94
02-Feb-1995               0.95
03-Feb-1995               0.96
06-Feb-1995               0.95
07-Feb-1995               0.95
08-Feb-1995               0.96
09-Feb-1995               0.97
10-Feb-1995               0.98
13-Feb-1995               0.98
14-Feb-1995               0.98
15-Feb-1995               0.99
16-Feb-1995               1.00
17-Feb-1995               0.97
21-Feb-1995               0.98
22-Feb-1995               0.97
23-Feb-1995               0.96
24-Feb-1995               0.96
27-Feb-1995               0.96
28-Feb-1995               0.97
01-Mar-1995               0.97
02-Mar-1995               0.97
03-Mar-1995               0.99
06-Mar-1995               0.98
07-Mar-1995               0.98
08-Mar-1995               0.98
09-Mar-1995               0.99
10-Mar-1995               0.99
13-Mar-1995               0.99
14-Mar-1995               0.99
15-Mar-1995               0.98
16-Mar-1995               0.98
17-Mar-1995               0.96
20-Mar-1995               0.96
21-Mar-1995               0.97
22-Mar-1995               0.97
23-Mar-1995               0.97
24-Mar-1995               0.98
27-Mar-1995               0.99
28-Mar-1995               0.99
29-Mar-1995               0.99
30-Mar-1995               1.00
31-Mar-1995               1.00
03-Apr-1995               0.99
04-Apr-1995               0.97
05-Apr-1995               0.98
06-Apr-1995               0.98
07-Apr-1995               0.99
10-Apr-1995               1.00
11-Apr-1995               0.99
12-Apr-1995               1.00
13-Apr-1995               0.99
17-Apr-1995               1.00
18-Apr-1995               1.00
19-Apr-1995               1.01
20-Apr-1995               1.01
21-Apr-1995               1.01
24-Apr-1995               1.02
25-Apr-1995               1.04
26-Apr-1995               1.05
27-Apr-1995               1.06
28-Apr-1995               1.05
01-May-1995               1.04
02-May-1995               1.04
03-May-1995               1.05
04-May-1995               1.05
05-May-1995               1.04
08-May-1995               1.05
09-May-1995               1.05
10-May-1995               1.06
11-May-1995               1.06
12-May-1995               1.10
15-May-1995               1.12
16-May-1995               1.12
17-May-1995               1.13
18-May-1995               1.13
19-May-1995               1.12
22-May-1995               1.13
23-May-1995               1.14
24-May-1995               1.12
25-May-1995               1.11
26-May-1995               1.10
30-May-1995               1.07
31-May-1995               1.06
01-Jun-1995               1.07
02-Jun-1995               1.06
05-Jun-1995               1.06
06-Jun-1995               1.04
07-Jun-1995               1.05
08-Jun-1995               1.06
09-Jun-1995               1.06
12-Jun-1995               1.06
13-Jun-1995               1.06
14-Jun-1995               1.07
15-Jun-1995               1.08
16-Jun-1995               1.08
19-Jun-1995               1.11
20-Jun-1995               1.13
21-Jun-1995               1.10
22-Jun-1995               1.10
23-Jun-1995               1.10
26-Jun-1995               1.10
27-Jun-1995               1.09
28-Jun-1995               1.08
29-Jun-1995               1.09
30-Jun-1995               1.10
03-Jul-1995               1.10
05-Jul-1995               1.11
06-Jul-1995               1.14
07-Jul-1995               1.19
10-Jul-1995               1.19
11-Jul-1995               1.17
12-Jul-1995               1.20
13-Jul-1995               1.19
14-Jul-1995               1.20
17-Jul-1995               1.22
18-Jul-1995               1.17
19-Jul-1995               1.11
20-Jul-1995               1.14
21-Jul-1995               1.13
24-Jul-1995               1.16
25-Jul-1995               1.17
26-Jul-1995               1.17
27-Jul-1995               1.17
28-Jul-1995               1.14
31-Jul-1995               1.12
01-Aug-1995               1.11
02-Aug-1995               1.10
03-Aug-1995               1.11
04-Aug-1995               1.11
07-Aug-1995               1.12
08-Aug-1995               1.13
09-Aug-1995               1.14
10-Aug-1995               1.13
11-Aug-1995               1.15
14-Aug-1995               1.15
15-Aug-1995               1.17
16-Aug-1995               1.20
17-Aug-1995               1.21
18-Aug-1995               1.20
21-Aug-1995               1.16
22-Aug-1995               1.17
23-Aug-1995               1.17
24-Aug-1995               1.15
25-Aug-1995               1.14
28-Aug-1995               1.11
29-Aug-1995               1.12
30-Aug-1995               1.12
31-Aug-1995               1.13
01-Sep-1995               1.13
05-Sep-1995               1.16
06-Sep-1995               1.16
07-Sep-1995               1.17
08-Sep-1995               1.17
11-Sep-1995               1.17
12-Sep-1995               1.17
13-Sep-1995               1.16
14-Sep-1995               1.13
15-Sep-1995               1.10
18-Sep-1995               1.10
19-Sep-1995               1.11
20-Sep-1995               1.10
21-Sep-1995               1.06
22-Sep-1995               1.05
25-Sep-1995               1.04
26-Sep-1995               1.02
27-Sep-1995               1.02
28-Sep-1995               1.06
29-Sep-1995               1.04
02-Oct-1995               1.03
03-Oct-1995               1.00
04-Oct-1995               0.96
05-Oct-1995               0.98
06-Oct-1995               0.97
09-Oct-1995               0.95
10-Oct-1995               0.96
11-Oct-1995               0.98
12-Oct-1995               0.99
13-Oct-1995               0.98
16-Oct-1995               0.98
17-Oct-1995               1.02
18-Oct-1995               1.03
19-Oct-1995               1.02
20-Oct-1995               1.00
23-Oct-1995               1.00
24-Oct-1995               1.00
25-Oct-1995               0.98
26-Oct-1995               1.00
27-Oct-1995               1.02
30-Oct-1995               1.05
31-Oct-1995               1.04
01-Nov-1995               1.03
02-Nov-1995               1.06
03-Nov-1995               1.07
06-Nov-1995               1.06
07-Nov-1995               1.02
08-Nov-1995               1.01
09-Nov-1995               1.04
10-Nov-1995               1.05
13-Nov-1995               1.04
14-Nov-1995               1.00
15-Nov-1995               0.99
16-Nov-1995               1.00
17-Nov-1995               0.99
20-Nov-1995               0.97
21-Nov-1995               0.96
22-Nov-1995               0.97
24-Nov-1995               0.98
27-Nov-1995               0.97
28-Nov-1995               1.00
29-Nov-1995               0.99
30-Nov-1995               0.97
01-Dec-1995               0.97
04-Dec-1995               0.96
05-Dec-1995               0.94
06-Dec-1995               0.93
07-Dec-1995               0.93
08-Dec-1995               0.95
11-Dec-1995               0.95
12-Dec-1995               0.93
13-Dec-1995               0.92
14-Dec-1995               0.89
15-Dec-1995               0.88
18-Dec-1995               0.87
19-Dec-1995               0.92
20-Dec-1995               0.92
21-Dec-1995               0.91
22-Dec-1995               0.91
26-Dec-1995               0.91
27-Dec-1995               0.91
28-Dec-1995               0.89
29-Dec-1995               0.90
02-Jan-1996               0.92
03-Jan-1996               0.90
04-Jan-1996               0.88
05-Jan-1996               0.89
08-Jan-1996               0.89
09-Jan-1996               0.85
10-Jan-1996               0.88
11-Jan-1996               0.90
12-Jan-1996               0.89
15-Jan-1996               0.86
16-Jan-1996               0.86
17-Jan-1996               0.86
18-Jan-1996               0.88
19-Jan-1996               0.90
22-Jan-1996               0.92
23-Jan-1996               0.91
24-Jan-1996               0.90
25-Jan-1996               0.90
26-Jan-1996               0.89
29-Jan-1996               0.88
30-Jan-1996               0.87
31-Jan-1996               0.87
01-Feb-1996               0.89
02-Feb-1996               0.89
05-Feb-1996               0.91
06-Feb-1996               0.93
07-Feb-1996               0.91
08-Feb-1996               0.91
09-Feb-1996               0.91
12-Feb-1996               0.90
13-Feb-1996               0.90
14-Feb-1996               0.90
15-Feb-1996               0.90
16-Feb-1996               0.92
20-Feb-1996               0.94
21-Feb-1996               0.95
22-Feb-1996               0.96
23-Feb-1996               0.96
26-Feb-1996               0.97
27-Feb-1996               0.97
28-Feb-1996               0.96
29-Feb-1996               0.94
01-Mar-1996               0.90
04-Mar-1996               0.88
05-Mar-1996               0.89
06-Mar-1996               0.88
07-Mar-1996               0.87
08-Mar-1996               0.88
11-Mar-1996               0.90
12-Mar-1996               0.90
13-Mar-1996               0.93
14-Mar-1996               0.94
15-Mar-1996               0.95
18-Mar-1996               0.98
19-Mar-1996               0.98
20-Mar-1996               0.94
21-Mar-1996               0.91
22-Mar-1996               0.92
25-Mar-1996               0.90
26-Mar-1996               0.89
27-Mar-1996               0.91
28-Mar-1996               0.91
29-Mar-1996               0.91
01-Apr-1996               0.90
02-Apr-1996               0.90
03-Apr-1996               0.91
04-Apr-1996               0.90
08-Apr-1996               0.91
09-Apr-1996               0.92
10-Apr-1996               0.95
11-Apr-1996               0.95
12-Apr-1996               0.92
15-Apr-1996               0.94
16-Apr-1996               0.96
17-Apr-1996               0.95
18-Apr-1996               0.95
19-Apr-1996               0.94
22-Apr-1996               0.97
23-Apr-1996               0.99
24-Apr-1996               1.02
25-Apr-1996               1.02
26-Apr-1996               1.02
29-Apr-1996               1.00
30-Apr-1996               1.01
01-May-1996               1.01
02-May-1996               1.02
03-May-1996               1.03
06-May-1996               1.04
07-May-1996               1.03
08-May-1996               1.02
09-May-1996               1.03
10-May-1996               1.03
13-May-1996               1.04
14-May-1996               1.04
15-May-1996               1.04
16-May-1996               1.02
17-May-1996               1.02
20-May-1996               1.02
21-May-1996               1.02
22-May-1996               1.01
23-May-1996               1.00
24-May-1996               0.98
28-May-1996               0.99
29-May-1996               0.98
30-May-1996               0.97
31-May-1996               0.99
03-Jun-1996               0.98
04-Jun-1996               0.97
05-Jun-1996               0.96
06-Jun-1996               0.95
07-Jun-1996               0.95
10-Jun-1996               0.95
11-Jun-1996               0.96
12-Jun-1996               0.97
13-Jun-1996               0.96
14-Jun-1996               0.94
17-Jun-1996               0.94
18-Jun-1996               0.93
19-Jun-1996               0.94
20-Jun-1996               0.93
21-Jun-1996               0.93
24-Jun-1996               0.94
25-Jun-1996               0.92
26-Jun-1996               0.91
27-Jun-1996               0.93
28-Jun-1996               0.93
01-Jul-1996               0.94
02-Jul-1996               0.93
03-Jul-1996               0.92
05-Jul-1996               0.92
08-Jul-1996               0.93
09-Jul-1996               0.93
10-Jul-1996               0.91
11-Jul-1996               0.88
12-Jul-1996               0.88
15-Jul-1996               0.86
16-Jul-1996               0.88
17-Jul-1996               0.90
18-Jul-1996               0.90
19-Jul-1996               0.89
22-Jul-1996               0.88
23-Jul-1996               0.85
24-Jul-1996               0.87
25-Jul-1996               0.91
26-Jul-1996               0.92
29-Jul-1996               0.91
30-Jul-1996               0.92
31-Jul-1996               0.93
01-Aug-1996               0.92
02-Aug-1996               0.93
05-Aug-1996               0.92
06-Aug-1996               0.92
07-Aug-1996               0.95
08-Aug-1996               0.95
09-Aug-1996               0.94
12-Aug-1996               0.93
13-Aug-1996               0.92
14-Aug-1996               0.93
15-Aug-1996               0.92
16-Aug-1996               0.92
19-Aug-1996               0.91
20-Aug-1996               0.91
21-Aug-1996               0.91
22-Aug-1996               0.92
23-Aug-1996               0.92
26-Aug-1996               0.92
27-Aug-1996               0.92
28-Aug-1996               0.93
29-Aug-1996               0.93
30-Aug-1996               0.93
03-Sep-1996               0.94
04-Sep-1996               0.94
05-Sep-1996               0.92
06-Sep-1996               0.92
09-Sep-1996               0.92
10-Sep-1996               0.92
11-Sep-1996               0.92
12-Sep-1996               0.93
13-Sep-1996               0.95
16-Sep-1996               0.96
17-Sep-1996               0.98
18-Sep-1996               0.99
19-Sep-1996               0.98
20-Sep-1996               0.99
23-Sep-1996               0.98
24-Sep-1996               0.99
25-Sep-1996               1.00
26-Sep-1996               0.97
27-Sep-1996               0.97
30-Sep-1996               0.96
01-Oct-1996               0.95
02-Oct-1996               0.97
03-Oct-1996               0.95
04-Oct-1996               0.95
07-Oct-1996               0.98
08-Oct-1996               0.96
09-Oct-1996               0.97
10-Oct-1996               0.98
11-Oct-1996               0.99
14-Oct-1996               0.98
15-Oct-1996               0.99
16-Oct-1996               0.99
17-Oct-1996               0.95
18-Oct-1996               0.95
21-Oct-1996               0.94
22-Oct-1996               0.93
23-Oct-1996               0.94
24-Oct-1996               0.94
25-Oct-1996               0.95
28-Oct-1996               0.96
29-Oct-1996               0.93
30-Oct-1996               0.95
31-Oct-1996               0.95
01-Nov-1996               0.95
04-Nov-1996               0.94
05-Nov-1996               0.95
06-Nov-1996               0.94
07-Nov-1996               0.95
08-Nov-1996               0.94
11-Nov-1996               0.96
12-Nov-1996               0.96
13-Nov-1996               0.96
14-Nov-1996               0.97
15-Nov-1996               0.97
18-Nov-1996               0.97
19-Nov-1996               1.00
20-Nov-1996               1.00
21-Nov-1996               0.99
22-Nov-1996               1.00
25-Nov-1996               0.99
26-Nov-1996               0.99
27-Nov-1996               1.00
29-Nov-1996               1.01
02-Dec-1996               1.03
03-Dec-1996               1.03
04-Dec-1996               1.04
05-Dec-1996               1.05
06-Dec-1996               1.04
09-Dec-1996               1.05
10-Dec-1996               1.05
11-Dec-1996               1.06
12-Dec-1996               1.06
13-Dec-1996               1.04
16-Dec-1996               1.03
17-Dec-1996               1.04
18-Dec-1996               1.07
19-Dec-1996               1.05
20-Dec-1996               1.03
23-Dec-1996               1.02
24-Dec-1996               1.03
26-Dec-1996               1.04
27-Dec-1996               1.03
30-Dec-1996               1.02
31-Dec-1996               1.03
02-Jan-1997               1.03
03-Jan-1997               1.05
06-Jan-1997               1.05
07-Jan-1997               1.06
08-Jan-1997               1.06
09-Jan-1997               1.05
10-Jan-1997               1.06
13-Jan-1997               1.06
14-Jan-1997               1.06
15-Jan-1997               1.04
16-Jan-1997               1.04
17-Jan-1997               1.04
20-Jan-1997               1.06
21-Jan-1997               1.06
22-Jan-1997               1.04
23-Jan-1997               1.05
24-Jan-1997               1.04
27-Jan-1997               1.05
28-Jan-1997               1.05
29-Jan-1997               1.04
30-Jan-1997               1.03
31-Jan-1997               1.03
03-Feb-1997               1.03
04-Feb-1997               1.02
05-Feb-1997               1.00
06-Feb-1997               0.98
07-Feb-1997               0.99
10-Feb-1997               0.96
11-Feb-1997               0.96
12-Feb-1997               0.96
13-Feb-1997               0.95
14-Feb-1997               0.95
18-Feb-1997               0.94
19-Feb-1997               0.95
20-Feb-1997               0.95
21-Feb-1997               0.94
24-Feb-1997               0.94
25-Feb-1997               0.95
26-Feb-1997               0.95
27-Feb-1997               0.94
28-Feb-1997               0.96
03-Mar-1997               0.95
04-Mar-1997               0.98
05-Mar-1997               0.95
06-Mar-1997               0.95
07-Mar-1997               0.93
10-Mar-1997               0.92
11-Mar-1997               0.93
12-Mar-1997               0.94
13-Mar-1997               0.95
14-Mar-1997               0.96
17-Mar-1997               0.93
18-Mar-1997               0.93
19-Mar-1997               0.90
20-Mar-1997               0.93
21-Mar-1997               0.91
24-Mar-1997               0.90
25-Mar-1997               0.90
26-Mar-1997               0.94
27-Mar-1997               0.94
31-Mar-1997               0.97
01-Apr-1997               0.95
02-Apr-1997               0.95
03-Apr-1997               0.96
04-Apr-1997               0.96
07-Apr-1997               0.98
08-Apr-1997               1.00
09-Apr-1997               1.01
10-Apr-1997               0.98
11-Apr-1997               0.98
14-Apr-1997               0.98
15-Apr-1997               0.95
16-Apr-1997               0.94
17-Apr-1997               0.95
18-Apr-1997               0.95
21-Apr-1997               0.94
22-Apr-1997               0.93
23-Apr-1997               0.96
24-Apr-1997               0.98
25-Apr-1997               0.96
28-Apr-1997               0.96
29-Apr-1997               0.97
30-Apr-1997               0.99
01-May-1997               1.00
02-May-1997               1.01
05-May-1997               1.01
06-May-1997               0.99
07-May-1997               1.01
08-May-1997               1.02
09-May-1997               1.01
12-May-1997               1.00
13-May-1997               0.99
14-May-1997               0.98
15-May-1997               0.99
16-May-1997               0.98
19-May-1997               0.97
20-May-1997               1.00
21-May-1997               1.02
22-May-1997               1.02
23-May-1997               1.02
27-May-1997               1.04
28-May-1997               1.05
29-May-1997               1.04
30-May-1997               1.01
02-Jun-1997               1.02
03-Jun-1997               0.99
04-Jun-1997               0.98
05-Jun-1997               0.99
06-Jun-1997               0.98
09-Jun-1997               0.98
10-Jun-1997               0.97
11-Jun-1997               0.96
12-Jun-1997               0.94
13-Jun-1997               0.94
16-Jun-1997               0.96
17-Jun-1997               0.98
18-Jun-1997               0.98
19-Jun-1997               0.96
20-Jun-1997               0.95
23-Jun-1997               0.96
24-Jun-1997               0.94
25-Jun-1997               0.94
26-Jun-1997               0.94
27-Jun-1997               0.92
30-Jun-1997               0.93
01-Jul-1997               0.92
02-Jul-1997               0.93
03-Jul-1997               0.93
07-Jul-1997               0.94
08-Jul-1997               0.95
09-Jul-1997               0.98
10-Jul-1997               0.97
11-Jul-1997               0.98
14-Jul-1997               1.00
15-Jul-1997               1.02
16-Jul-1997               1.07
17-Jul-1997               1.05
18-Jul-1997               1.05
21-Jul-1997               1.04
22-Jul-1997               1.04
23-Jul-1997               1.05
24-Jul-1997               1.05
25-Jul-1997               1.06
28-Jul-1997               1.07
29-Jul-1997               1.06
30-Jul-1997               1.07
31-Jul-1997               1.07
01-Aug-1997               1.09
04-Aug-1997               1.10
05-Aug-1997               1.11
06-Aug-1997               1.12
07-Aug-1997               1.13
08-Aug-1997               1.13
11-Aug-1997               1.14
12-Aug-1997               1.15
13-Aug-1997               1.17
14-Aug-1997               1.15
15-Aug-1997               1.16
18-Aug-1997               1.15
19-Aug-1997               1.16
20-Aug-1997               1.15
21-Aug-1997               1.15
22-Aug-1997               1.14
25-Aug-1997               1.16
26-Aug-1997               1.16
27-Aug-1997               1.15
28-Aug-1997               1.14
29-Aug-1997               1.14
02-Sep-1997               1.13
03-Sep-1997               1.13
04-Sep-1997               1.13
05-Sep-1997               1.13
08-Sep-1997               1.14
09-Sep-1997               1.14
10-Sep-1997               1.14
11-Sep-1997               1.14
12-Sep-1997               1.11
15-Sep-1997               1.08
16-Sep-1997               1.09
17-Sep-1997               1.10
18-Sep-1997               1.10
19-Sep-1997               1.10
22-Sep-1997               1.09
23-Sep-1997               1.10
24-Sep-1997               1.10
25-Sep-1997               1.10
26-Sep-1997               1.09
29-Sep-1997               1.09
30-Sep-1997               1.09
01-Oct-1997               1.09
02-Oct-1997               1.09
03-Oct-1997               1.09
06-Oct-1997               1.08
07-Oct-1997               1.07
08-Oct-1997               1.07
09-Oct-1997               1.08
10-Oct-1997               1.08
13-Oct-1997               1.08
14-Oct-1997               1.06
15-Oct-1997               1.05
16-Oct-1997               1.04
17-Oct-1997               1.03
20-Oct-1997               1.03
21-Oct-1997               1.03
22-Oct-1997               1.01
23-Oct-1997               0.99
24-Oct-1997               0.98
27-Oct-1997               0.98
28-Oct-1997               0.99
29-Oct-1997               0.98
30-Oct-1997               0.95
31-Oct-1997               0.97
03-Nov-1997               0.98
04-Nov-1997               0.98
05-Nov-1997               0.97
06-Nov-1997               0.96
07-Nov-1997               0.96
10-Nov-1997               0.95
11-Nov-1997               0.95
12-Nov-1997               0.94
13-Nov-1997               0.94
14-Nov-1997               0.94
17-Nov-1997               0.97
18-Nov-1997               0.96
19-Nov-1997               0.95
20-Nov-1997               0.96
21-Nov-1997               0.94
24-Nov-1997               0.94
25-Nov-1997               0.94
26-Nov-1997               0.95
28-Nov-1997               0.96
01-Dec-1997               0.97
02-Dec-1997               0.95
03-Dec-1997               0.94
04-Dec-1997               0.92
05-Dec-1997               0.95
08-Dec-1997               0.96
09-Dec-1997               0.92
10-Dec-1997               0.90
11-Dec-1997               0.88
12-Dec-1997               0.87
15-Dec-1997               0.85
16-Dec-1997               0.86
17-Dec-1997               0.86
18-Dec-1997               0.85
19-Dec-1997               0.86
22-Dec-1997               0.86
23-Dec-1997               0.84
24-Dec-1997               0.85
26-Dec-1997               0.85
29-Dec-1997               0.86
30-Dec-1997               0.85
31-Dec-1997               0.86
02-Jan-1998               0.88
05-Jan-1998               0.87
06-Jan-1998               0.87
07-Jan-1998               0.86
08-Jan-1998               0.86
09-Jan-1998               0.86
12-Jan-1998               0.84
13-Jan-1998               0.86
14-Jan-1998               0.85
15-Jan-1998               0.86
16-Jan-1998               0.85
20-Jan-1998               0.83
21-Jan-1998               0.84
22-Jan-1998               0.84
23-Jan-1998               0.84
26-Jan-1998               0.84
27-Jan-1998               0.84
28-Jan-1998               0.85
29-Jan-1998               0.85
30-Jan-1998               0.86
02-Feb-1998               0.87
03-Feb-1998               0.89
04-Feb-1998               0.90
05-Feb-1998               0.90
06-Feb-1998               0.91
09-Feb-1998               0.90
10-Feb-1998               0.90
11-Feb-1998               0.90
12-Feb-1998               0.90
13-Feb-1998               0.90
17-Feb-1998               0.89
18-Feb-1998               0.89
19-Feb-1998               0.90
20-Feb-1998               0.90
23-Feb-1998               0.90
24-Feb-1998               0.89
25-Feb-1998               0.90
26-Feb-1998               0.91
27-Feb-1998               0.90
02-Mar-1998               0.89
03-Mar-1998               0.88
04-Mar-1998               0.89
05-Mar-1998               0.86
06-Mar-1998               0.86
09-Mar-1998               0.83
10-Mar-1998               0.83
11-Mar-1998               0.83
12-Mar-1998               0.85
13-Mar-1998               0.85
16-Mar-1998               0.85
17-Mar-1998               0.84
18-Mar-1998               0.85
19-Mar-1998               0.85
20-Mar-1998               0.84
23-Mar-1998               0.85
24-Mar-1998               0.86
25-Mar-1998               0.89
26-Mar-1998               0.90
27-Mar-1998               0.90
30-Mar-1998               0.89
31-Mar-1998               0.89
01-Apr-1998               0.89
02-Apr-1998               0.88
03-Apr-1998               0.87
06-Apr-1998               0.85
07-Apr-1998               0.84
08-Apr-1998               0.86
09-Apr-1998               0.87
13-Apr-1998               0.86
14-Apr-1998               0.88
15-Apr-1998               0.91
16-Apr-1998               0.91
17-Apr-1998               0.84
20-Apr-1998               0.89
21-Apr-1998               0.91
22-Apr-1998               0.93
23-Apr-1998               0.92
24-Apr-1998               0.92
27-Apr-1998               0.93
28-Apr-1998               0.92
29-Apr-1998               0.93
30-Apr-1998               0.91
01-May-1998               0.93
04-May-1998               0.92
05-May-1998               0.93
06-May-1998               0.94
07-May-1998               0.93
08-May-1998               0.93
11-May-1998               0.92
12-May-1998               0.93
13-May-1998               0.93
14-May-1998               0.92
15-May-1998               0.91
18-May-1998               0.89
19-May-1998               0.89
20-May-1998               0.87
21-May-1998               0.88
22-May-1998               0.88
26-May-1998               0.88
27-May-1998               0.88
28-May-1998               0.88
29-May-1998               0.88
01-Jun-1998               0.86
02-Jun-1998               0.88
03-Jun-1998               0.87
04-Jun-1998               0.87
05-Jun-1998               0.86
08-Jun-1998               0.86
09-Jun-1998               0.86
10-Jun-1998               0.84
11-Jun-1998               0.84
12-Jun-1998               0.83
15-Jun-1998               0.83
16-Jun-1998               0.84
17-Jun-1998               0.83
18-Jun-1998               0.82
19-Jun-1998               0.83
22-Jun-1998               0.85
23-Jun-1998               0.87
24-Jun-1998               0.87
25-Jun-1998               0.87
26-Jun-1998               0.87
29-Jun-1998               0.88
30-Jun-1998               0.89
01-Jul-1998               0.90
02-Jul-1998               0.87
06-Jul-1998               0.87
07-Jul-1998               0.87
08-Jul-1998               0.89
09-Jul-1998               0.90
10-Jul-1998               0.89
13-Jul-1998               0.91
14-Jul-1998               0.89
15-Jul-1998               0.91
16-Jul-1998               0.90
17-Jul-1998               0.91
20-Jul-1998               0.92
21-Jul-1998               0.92
22-Jul-1998               0.91
23-Jul-1998               0.92
24-Jul-1998               0.90
27-Jul-1998               0.91
28-Jul-1998               0.92
29-Jul-1998               0.91
30-Jul-1998               0.92
31-Jul-1998               0.92
03-Aug-1998               0.92
04-Aug-1998               0.92
05-Aug-1998               0.92
06-Aug-1998               0.94
07-Aug-1998               0.94
10-Aug-1998               0.93
11-Aug-1998               0.92
12-Aug-1998               0.93
13-Aug-1998               0.91
14-Aug-1998               0.92
17-Aug-1998               0.92
18-Aug-1998               0.93
19-Aug-1998               0.92
20-Aug-1998               0.93
21-Aug-1998               0.91
24-Aug-1998               0.90
25-Aug-1998               0.90
26-Aug-1998               0.88
27-Aug-1998               0.87
28-Aug-1998               0.86
31-Aug-1998               0.85
01-Sep-1998               0.86
02-Sep-1998               0.87
03-Sep-1998               0.84
04-Sep-1998               0.85
08-Sep-1998               0.86
09-Sep-1998               0.86
10-Sep-1998               0.86
11-Sep-1998               0.87
14-Sep-1998               0.86
15-Sep-1998               0.85
16-Sep-1998               0.87
17-Sep-1998               0.86
18-Sep-1998               0.86
21-Sep-1998               0.86
22-Sep-1998               0.85
23-Sep-1998               0.87
24-Sep-1998               0.86
25-Sep-1998               0.88
28-Sep-1998               0.88
29-Sep-1998               0.87
30-Sep-1998               0.85
01-Oct-1998               0.84
02-Oct-1998               0.84
05-Oct-1998               0.79
06-Oct-1998               0.79
07-Oct-1998               0.80
08-Oct-1998               0.80
09-Oct-1998               0.84
12-Oct-1998               0.85
13-Oct-1998               0.82
14-Oct-1998               0.83
15-Oct-1998               0.85
16-Oct-1998               0.84
19-Oct-1998               0.85
20-Oct-1998               0.85
21-Oct-1998               0.87
22-Oct-1998               0.87
23-Oct-1998               0.86
26-Oct-1998               0.88
27-Oct-1998               0.88
28-Oct-1998               0.89
29-Oct-1998               0.88
30-Oct-1998               0.88
02-Nov-1998               0.88
03-Nov-1998               0.87
04-Nov-1998               0.90
05-Nov-1998               0.89
06-Nov-1998               0.89
09-Nov-1998               0.91
10-Nov-1998               0.91
11-Nov-1998               0.93
12-Nov-1998               0.92
13-Nov-1998               0.92
16-Nov-1998               0.91
17-Nov-1998               0.92
18-Nov-1998               0.91
19-Nov-1998               0.91
20-Nov-1998               0.90
23-Nov-1998               0.91
24-Nov-1998               0.92
25-Nov-1998               0.92
27-Nov-1998               0.93
30-Nov-1998               0.92
01-Dec-1998               0.95
02-Dec-1998               0.93
03-Dec-1998               0.94
04-Dec-1998               0.95
07-Dec-1998               0.98
08-Dec-1998               0.97
09-Dec-1998               0.98
10-Dec-1998               0.98
11-Dec-1998               0.98
14-Dec-1998               0.97
15-Dec-1998               0.99
16-Dec-1998               0.98
17-Dec-1998               0.99
18-Dec-1998               1.03
21-Dec-1998               1.07
22-Dec-1998               1.04
23-Dec-1998               1.05
24-Dec-1998               1.05
28-Dec-1998               1.05
29-Dec-1998               1.01
30-Dec-1998               1.01
31-Dec-1998               1.01
04-Jan-1999               1.03
05-Jan-1999               1.05
06-Jan-1999               1.07
07-Jan-1999               1.08
08-Jan-1999               1.10
11-Jan-1999               1.15
12-Jan-1999               1.13
13-Jan-1999               1.12
14-Jan-1999               1.11
15-Jan-1999               1.14
19-Jan-1999               1.18
20-Jan-1999               1.18
21-Jan-1999               1.17
22-Jan-1999               1.16
25-Jan-1999               1.18
26-Jan-1999               1.19
27-Jan-1999               1.15
28-Jan-1999               1.17
29-Jan-1999               1.18
01-Feb-1999               1.17
02-Feb-1999               1.14
03-Feb-1999               1.15
04-Feb-1999               1.11
05-Feb-1999               1.10
08-Feb-1999               1.12
09-Feb-1999               1.10
10-Feb-1999               1.10
11-Feb-1999               1.13
12-Feb-1999               1.08
16-Feb-1999               1.06
17-Feb-1999               1.04
18-Feb-1999               1.04
19-Feb-1999               1.05
22-Feb-1999               1.06
23-Feb-1999               1.07
24-Feb-1999               1.06
25-Feb-1999               1.06
26-Feb-1999               1.01
01-Mar-1999               1.02
02-Mar-1999               1.00
03-Mar-1999               1.01
04-Mar-1999               1.00
05-Mar-1999               1.00
08-Mar-1999               1.03
09-Mar-1999               1.03
10-Mar-1999               1.03
11-Mar-1999               1.02
12-Mar-1999               1.00
15-Mar-1999               1.00
16-Mar-1999               1.01
17-Mar-1999               1.03
18-Mar-1999               1.04
19-Mar-1999               1.03
22-Mar-1999               1.02
23-Mar-1999               1.02
24-Mar-1999               1.04
25-Mar-1999               1.06
26-Mar-1999               1.07
29-Mar-1999               1.08
30-Mar-1999               1.08
31-Mar-1999               1.09
01-Apr-1999               1.10
05-Apr-1999               1.14
06-Apr-1999               1.15
07-Apr-1999               1.14
08-Apr-1999               1.12
09-Apr-1999               1.11
12-Apr-1999               1.06
13-Apr-1999               1.04
14-Apr-1999               1.07
15-Apr-1999               1.12
16-Apr-1999               1.10
19-Apr-1999               1.11
20-Apr-1999               1.10
21-Apr-1999               1.09
22-Apr-1999               1.11
23-Apr-1999               1.14
26-Apr-1999               1.19
27-Apr-1999               1.16
28-Apr-1999               1.17
29-Apr-1999               1.17
30-Apr-1999               1.19
03-May-1999               1.17
04-May-1999               1.16
05-May-1999               1.16
06-May-1999               1.12
07-May-1999               1.14
10-May-1999               1.19
11-May-1999               1.20
12-May-1999               1.21
13-May-1999               1.19
14-May-1999               1.19
17-May-1999               1.21
18-May-1999               1.23
19-May-1999               1.22
20-May-1999               1.19
21-May-1999               1.20
24-May-1999               1.21
25-May-1999               1.20
26-May-1999               1.24
27-May-1999               1.22
28-May-1999               1.21
01-Jun-1999               1.20
02-Jun-1999               1.22
03-Jun-1999               1.19
04-Jun-1999               1.19
07-Jun-1999               1.23
08-Jun-1999               1.21
09-Jun-1999               1.24
10-Jun-1999               1.26
11-Jun-1999               1.25
14-Jun-1999               1.25
15-Jun-1999               1.25
16-Jun-1999               1.30
17-Jun-1999               1.29
18-Jun-1999               1.31
21-Jun-1999               1.36
22-Jun-1999               1.32
23-Jun-1999               1.35
24-Jun-1999               1.30
25-Jun-1999               1.31
28-Jun-1999               1.33
29-Jun-1999               1.31
30-Jun-1999               1.29



The recent strength in technology stocks has resulted in P/E ratios that are two or three times their normal levels. Given that our earnings growth expectations have not changed, we are using this opportunity to reduce the Fund's exposure to stocks in technology-related industries. We have used some of the profits to add to our healthcare holdings, primarily through increased exposure to the major pharmaceutical companies. We have confidence that these companies will continue to produce strong earnings growth while the current stock prices, which are somewhat depressed resulting from investor concerns about potential problems related to Medicare reform, represent a good relative value.

LARGEST SECTOR EXPOSURES
               Healthcare                                   19.5%
               Consumer Staples                             13.5%
               Telecommunications                           11.4%
               Financial                                    10.8%
               Information Services & Software              12.0%

We are also finding opportunities to buy attractive stocks in the consumer staples area. Many investors are currently staying away from global consumer growth stocks because they have recently had difficulty maintaining historical growth rates. We believe these companies are well positioned to regain their former "darling" status as the world economy strengthens, and have been adding to positions.

(LOGO)
FRONTEGRA FUNDS

THE FUND'S TEN LARGEST HOLDINGS (6/30/99)
               NAME                      TICKER         POSITION SIZE
               -------------------------------------------------------
               Bristol-Myers               BMY               4.5%
               Tyco International          TYC               3.8%
               First Data Corp.            FDC               3.6%
               Microsoft                  MSFT               3.6%
               Eli Lilly                   LLY               3.5%
               Schering-Plough             SGP               3.3%
               Cendant                      CD               2.9%
               Dayton Hudson                DH               2.9%
               Nortel Networks              NT               2.8%
               Intel                      INTC               2.8%

SUMMARY
We are encouraged by the strong recent performance of the Fund and continue to believe that we will be able to outperform by remaining true to our investment objectives regardless of the valuation levels of the overall market or any one sector. The portfolio is positioned defensively versus the index to avoid losses resulting from a correction in the sectors that we believe are excessively priced - namely the high P/E technology and Internet related companies. In addition, we have taken significant positions in healthcare and consumer staple companies, which we believe are poised for strong relative performance over the foreseeable future.

We thank you once again for your continued support and we encourage you to e-mail or write with comments or questions about your Fund.

Sincerely,

/s/Daniel T. Murphy, CFA   /s/Brian A. Hellmer, CFA    /s/Stephen L. Hawk, Ph.D.

Daniel T. Murphy, CFA      Brian A. Hellmer, CFA       Stephen L. Hawk, Ph.D.
President and Chief        Senior Vice President and   Chairman and
Investment Officer         Director of Research        Chief Executive Officer
Northern Capital           Northern Capital            Northern Capital
  Management                 Management                  Management
dan.murphy@norcap.com      brian.hellmer@norcap.com    steve.hawk@norcap.com


INVESTMENT HIGHLIGHTS

Growth of a $100,000 Investment


               Frontegra         S&P 500/R       Russell 1000
                 Growth            Stock            Growth
                  Fund             Index            Index
               ---------        -----------      ------------

3/18/98        100,000            100,000          100,000
3/31/98        101,100            101,523          101,743
4/30/98         99,200            102,544          103,151
5/31/98         98,000            100,782          100,224
6/30/98        102,000            104,875          106,362
7/31/98         97,300            103,758          105,658
8/31/98         81,100             88,757           89,801
9/30/98         85,800             94,443           96,700
10/31/98        92,900            102,125          104,471
11/30/98        99,600            108,315          112,418
12/31/98       108,939            114,556          122,555
1/31/99        116,148            119,346          129,752
2/28/99        110,841            115,637          123,825
3/31/99        113,144            120,264          130,347
4/30/99        115,046            124,922          130,513
5/31/99        112,543            121,972          126,501
6/30/99        119,452            128,742          135,363

----------------------------
Portfolio Total Return
FOR THE PERIOD ENDED 6/30/99
----------------------------
ONE YEAR              17.11%

AVERAGE ANNUAL
SINCE COMMENCEMENT    14.84%
----------------------------

This chart assumes an initial gross investment of $100,000 made on 3/18/98 (commencement of operations). Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. In the absence of existing fee waivers, total return would be reduced.

The S&P 500 Stock Index includes 500 common stocks, most of which are listed on The New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks.

The Russell 1000 Growth Index is comprised of those securities in the Russell 1000 Index which have higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index is comprised of the 1000 largest securities in the Russell 3000 Index. The Russell 3000 Index is comprised of the 3000 largest U.S. companies based on market capitalization.

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FRONTEGRA FUNDS

Frontegra Growth Fund
SCHEDULE OF INVESTMENTS
June 30, 1999

Number of Shares                                                      Value
---------------------------------------------------------------------------
             COMMON STOCKS  99.4%
             Aerospace  1.5%
     1,575   The Boeing Co.                                         $69,595
                                                                  ---------
             Consumer Staples  13.5%
     1,050   Avery Dennison Corp.                                    63,394
     1,950   Bestfoods                                               96,525
       825   The Clorox Co.                                          88,120
       800   The Coca-Cola Co.                                       50,000
     1,775   Fort James Corp.                                        67,228
     1,725   Gillette Co.                                            70,725
     3,350   Kroger Co.<F1>                                          93,591
     4,100   Sara Lee Corp.                                          93,019
                                                                  ---------
                                                                    622,602
                                                                  ---------

             Financial  10.8%
       362   American International Group, Inc.                      42,377
     1,000   The Chase Manhattan Corp.                               86,625
     1,977   Citigroup Inc.                                          93,908
       755   Fannie Mae                                              51,623
     2,200   Household International, Inc.                          104,225
     1,675   MBNA Corp.                                              51,297
     2,000   Washington Mutual, Inc.                                 70,750
                                                                  ---------
                                                                    500,805
                                                                  ---------

             Healthcare  19.5%
     2,500   Abbott Laboratories                                    113,750
     1,550   Baxter International Inc.                               93,969
     2,950   Bristol-Meyers Squibb Co.                              207,791
     2,250   Eli Lilly and Co.                                      161,156
     1,400   Merck & Co.                                            103,600
       650   Pfizer Inc.                                             71,337
     2,850   Schering-Plough Corp.                                  151,050
                                                                  ---------
                                                                    902,653
                                                                  ---------

See notes to financial statements.

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FRONTEGRA FUNDS

Frontegra Growth Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 1999

Number of Shares                                                      Value
---------------------------------------------------------------------------
             Information Services & Software  12.0%
     1,750   Dell Computer Corp.<F1>                              $  64,750
     1,250   EMC Corp.<F1>                                           68,750
     3,425   First Data Corp.                                       167,611
     1,850   Microsoft Corp.<F1>                                    166,847
     2,262   Oracle Corp.<F1>                                        83,977
                                                                  ---------
                                                                    551,935
                                                                  ---------

             Leisure & Entertainment  4.8%
     2,434   AT&T Corp-Liberty Media Group<F1>                       89,449
       925   Time Warner, Inc.                                       67,987
     2,150   The Walt Disney Company                                 66,247
                                                                  ---------
                                                                    223,683
                                                                  ---------

             Multi-Sector Companies  7.7%
       775   E. I. Du Pont de Nemours and Co.                        52,942
     1,125   General Electric Co.                                   127,125
     1,850   Tyco International Ltd.                                175,288
                                                                  ---------
                                                                    355,355
                                                                  ---------

             Oil & Gas  1.3%
       975   Royal Dutch Petroleum Co.                               58,744
                                                                  ---------

             Retailing & Restaurants  10.6%
     1,750   CVS Corp.                                               88,812
     6,605   Cendant Corp.<F1>                                      135,403
     1,000   Costco Companies, Inc.<F1>                              80,062
     2,075   Dayton Hudson Corp.                                    134,875
       750   The Home Depot, Inc.                                    48,328
                                                                  ---------
                                                                    487,480
                                                                  ---------

             Technology  4.8%
     2,155   Intel Corp.                                            128,222
     1,400   Lucent Technologies Inc.                                94,413
                                                                  ---------
                                                                    222,635
                                                                  ---------

See notes to financial statements.

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FRONTEGRA FUNDS

Frontegra Growth Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 1999

Number of Shares                                                      Value
---------------------------------------------------------------------------
             Telecommunications  11.4%
     1,550   Ameritech Corp.                                       $113,925
     1,793   AT&T Corp.                                             100,072
     1,650   CenturyTel, Inc.                                        65,587
     1,225   Motorola, Inc.                                         116,069
     1,500   Nortel Networks Corp.                                  130,219
                                                                  ---------
                                                                    525,872
                                                                  ---------

             Waste Services  1.5%
     1,275   Waste Management, Inc.                                  68,531
                                                                  ---------

             TOTAL COMMON STOCKS
             (cost $4,013,565)                                    4,589,890
                                                                  ---------

Principal Amount
----------------
             SHORT-TERM INVESTMENT  1.8%
   $82,554   UMB Bank Money Market Fiduciary                         82,554
                                                                  ---------
             TOTAL SHORT-TERM INVESTMENT
             (cost $82,554)                                          82,554
                                                                  ---------

             TOTAL INVESTMENTS  101.2%
             (cost $4,096,119)                                    4,672,444

             Liabilities, less Other Assets  (1.2)%                (53,205)
                                                                  ---------

             NET ASSETS  100.0%                                  $4,619,239
                                                                 ==========

<F1> Non-income producing

See notes to financial statements.

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FRONTEGRA FUNDS

Frontegra Growth Fund
STATEMENT OF ASSETS AND LIABILITIES
June 30, 1999

ASSETS:
Investments at value (cost $4,096,119)                           $4,672,444
Interest and dividends receivable                                     4,488
Receivable from adviser                                              18,470
                                                                 ----------
Total assets                                                      4,695,402
                                                                 ----------
LIABILITIES:
Payable for investments purchased                                    52,433
Accrued investment advisory fee                                       2,934
Accrued expenses                                                     20,796
                                                                 ----------
Total liabilities                                                    76,163
                                                                 ----------
NET ASSETS                                                       $4,619,239
                                                                 ==========
NET ASSETS CONSIST OF:
Paid in capital                                                  $4,030,170
Accumulated net investment income                                     3,778
Accumulated net realized gain on investments                          8,966
Net unrealized appreciation on investments                          576,325
                                                                 ----------
NET ASSETS                                                       $4,619,239
                                                                 ==========
CAPITAL STOCK, $0.01 PAR VALUE
Authorized                                                      100,000,000
Issued and outstanding                                              387,268
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE       $11.93
                                                                     ======

See notes to financial statements.

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FRONTEGRA FUNDS

Frontegra Growth Fund
STATEMENTS OF OPERATIONS

                                          EIGHT MONTHS ENDED     PERIOD ENDED
                                               JUNE 30,           OCTOBER 31,
                                                 1999              1998<F1>
                                             ------------        ------------
INVESTMENT INCOME:
Dividends (net of $234 and $23 foreign
  withholding taxes, respectively)              $20,771              $7,599
Interest                                          1,616               1,964
                                               --------            --------
                                                 22,387               9,563
                                               --------            --------

EXPENSES:
Fund administration and accounting fees          38,102              35,105
Investment advisory fees                         18,609               7,231
Audit fees                                       10,001               6,549
Legal fees                                        9,541               5,072
Shareholder servicing                             8,567              10,390
Federal and state registration fees               6,672               3,560
Custody fees                                      5,665               6,940
Reports to shareholders                           3,786               5,269
Directors' fees and related expenses              2,000                 333
Pricing                                           1,173               1,340
Insurance                                           556                   -
Other                                               423                 601
                                               --------            --------
Total expenses before waiver                    105,095              82,390
Waiver and reimbursement of
  expenses by adviser                          (86,486)            (75,313)
                                               --------            --------
Net expenses                                     18,609               7,077
                                               --------            --------
NET INVESTMENT INCOME                             3,778               2,486
                                               --------            --------
REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investments      104,466            (95,500)
Change in net unrealized appreciation/
  depreciation on investments                   659,763            (83,438)
                                               --------            --------
NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS                       764,229           (178,938)
                                               --------            --------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                    $768,007          $(176,452)
                                               ========          ==========

<F1> Commenced operations on March 18, 1998

See notes to financial statements.

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FRONTEGRA FUNDS

Frontegra Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

                                          EIGHT MONTHS ENDED      PERIOD ENDED
                                               JUNE 30,           OCTOBER 31,
                                                 1999               1998<F1>
                                             ------------        ------------
OPERATIONS:
Net investment income                            $3,778              $2,486
Net realized gains (losses) on investments      104,466            (95,500)
Change in net unrealized
  appreciation/depreciation on investments      659,763            (83,438)
                                             ----------          ----------
Net increase (decrease) in net assets
  resulting from operations                     768,007           (176,452)
                                             ----------          ----------

DISTRIBUTIONS PAID FROM:
Net investment income                           (3,813)                   -
                                             ----------          ----------
Net decrease in net assets resulting
  from distributions paid                       (3,813)                   -
                                             ----------          ----------

CAPITAL SHARE TRANSACTIONS:
Shares sold                                   1,563,725           2,533,745
Shares issued to holders in
  reinvestment of distributions                   3,813                   -
Shares redeemed                                (55,261)            (14,525)
                                             ----------          ----------
Net increase in net assets resulting from
  capital share transactions                  1,512,277           2,519,220
                                             ----------          ----------

TOTAL INCREASE IN NET ASSETS                  2,276,471           2,342,768
                                             ----------          ----------

NET ASSETS:
Beginning of period                           2,342,768                   -
                                             ----------          ----------
End of period (includes undistributed net
  investment income of $3,778 and
  $3,813, respectively)                      $4,619,239          $2,342,768
                                             ==========          ==========
<F1> Commenced operations on March 18, 1998

See notes to financial statements.

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FRONTEGRA FUNDS

Frontegra Growth Fund
FINANCIAL HIGHLIGHTS


                                          EIGHT MONTHS ENDED      PERIOD ENDED
                                               JUNE 30,           OCTOBER 31,
                                                 1999               1998<F1>
                                             ------------        ------------

NET ASSET VALUE, BEGINNING OF PERIOD             $ 9.29              $10.00

INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net investment income (loss)                       0.01                0.01
Net realized and unrealized gains
  (losses) on investments                          2.64              (0.72)
                                               --------            --------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                            2.65              (0.71)
                                               --------            --------

LESS DISTRIBUTIONS PAID:
From net investment income                       (0.01)                   -
                                               --------            --------
TOTAL DISTRIBUTIONS PAID                         (0.01)                   -
                                               --------            --------

NET ASSET VALUE, END OF PERIOD                   $11.93               $9.29
                                               ========            ========

TOTAL RETURN<F2>                                 28.58%             (7.10)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)         $4,619              $2,343
Ratio of expenses to average
  net assets<F3><F4>                              0.80%               0.80%
Ratio of net investment income to average
  net assets<F3><F4>                              0.16%               0.28%
Portfolio turnover rate<F2>                        106%                 67%


<F1> Commenced operations on March 18, 1998
<F2> Not annualized for periods less than a full year
<F3> Net of waivers and reimbursements by Adviser. Without waivers and reimbursements of expenses, the ratio of expenses to average net assets would have been 4.52% and 9.23%, and the ratio of net investment loss to average net assets would have been (3.56)% and (8.15)% for the periods ended June 30, 1999 and October 31, 1998, respectively.
<F4> Annualized

See notes to financial statements.


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FRONTEGRA FUNDS

Frontegra Growth Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 1999

(1)  ORGANIZATION
     Frontegra Funds, Inc. ("Frontegra") was incorporated on May 24, 1996, as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. Frontegra consists of three series: the Frontegra Growth Fund (the "Fund"), the Frontegra Total Return Bond Fund and the Frontegra Opportunity Fund. The Fund is sub-advised by Northern Capital Management, Inc. The Fund commenced operations on March 18, 1998.

(2)  SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     (a)  Investment Valuation
          Securities (other than short-term instruments) for which market quotations are readily available are valued at the last trade price on the national securities exchange on which such securities are primarily traded. Securities for which there were no transactions on a given day or securities not listed on a national securities exchange are valued at the most recent bid price. Securities maturing within 60 days or less when purchased are valued by the amortized cost method. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by Northern Capital Management, Inc. pursuant to guidelines established by the Board of Directors.

     (b)  Federal Income Taxes
          No federal income tax provision has been made since the Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all investment company net taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Fund.

     (c)  Distributions to Shareholders
          Dividends from net investment income and distributions of net realized gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the period from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

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FRONTEGRA FUNDS

Frontegra Growth Fund
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 1999

     (d)  Other
          Investment transactions are accounted for on the trade date. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

          The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(3)  INVESTMENT ADVISER
     The Fund has an agreement with Frontegra Asset Management, Inc. (the "Adviser"), with whom certain officers and directors of the Fund are affiliated, to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Adviser a monthly fee at the annual rate of 0.80% of the Fund's average daily net assets. Pursuant to an expense cap agreement dated February 26, 1999, the Adviser has agreed to waive its management fee and/or reimburse the Fund's operating expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) to ensure that the Fund's operating expenses do not exceed 0.80% of the Fund's average daily net assets. The term of this expense cap agreement is twelve months.

     The Adviser has retained Northern Capital Management, Inc. as the Fund's sub-adviser. Northern Capital Management has full discretion over all investment decisions on a day-to-day basis.

(4)  CAPITAL SHARE TRANSACTIONS
            Transactions in shares of the Fund were as follows:

                                     EIGHT MONTHS ENDED     PERIOD ENDED
                                        JUNE 30, 1999   OCTOBER 31, 1998<F1>
                                        -------------       -------------
     Shares sold                           139,727             253,765
     Shares issued to holders in
       reinvestment of distributions           351                   -
     Shares redeemed                       (5,018)             (1,557)
                                          --------            --------
     Net increase in shares outstanding    135,060             252,208
                                          ========            ========

<F1> Commenced operations on March 18, 1998

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FRONTEGRA FUNDS

Frontegra Growth Fund
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 1999

(5)  INVESTMENT TRANSACTIONS
     The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the eight months ended June 30, 1999, are summarized below:

     Purchases      $5,157,143
     Sales          $3,654,253

     There were no purchases or sales of U.S. government securities.

     At June 30, 1999, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes of $4,117,205, were as follows:

     Appreciation                        $678,631
     Depreciation                        (123,392)
                                         --------
     Net appreciation on investments     $555,239
                                         ========

     For the eight months ended June 30, 1999, 100% of dividends paid from taxable income (including short-term capital gains) qualify for the dividends received deduction available to corporate shareholders.

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FRONTEGRA FUNDS

Frontegra Growth Fund
REPORT OF INDEPENDENT AUDITORS
June 30, 1999

To the Board of Directors and Shareholders of the Frontegra Funds, Inc./Fontegra Growth Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Frontegra Growth Fund (the "Fund") as of June 30, 1999, and the related statements of operations for the eight months then ended and period ended October 31, 1998, the statements of changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of June 30, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Frontegra Growth Fund at June 30, 1999, the results of its operations for the eight months then ended and period ended October 31, 1998, the statements of changes in net assets and the financial highlights for the periods indicated therein, in conformity with generally accepted accounting principles.

/s/Ernst & Young, LLP

Chicago, Illinois
July 21, 1999

                      This page intentionally left blank.

                             FRONTEGRA FUNDS, INC.
                       c/o Sunstone Financial Group, Inc.
                 P.O. Box 2142, Milwaukee, Wisconsin 53201-2142

                                                                     FG-408-0899